PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property Plant And Equipment Net
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

	Freehold land	Properties	Leasehold Improvements	Construction in progress	Machineries	Furniture and fittings	Motor vehicles	Office equipment	Total
	USD	USD	USD	USD	USD	USD	USD	USD	USD
Cost:
At January 1, 2023	1,546,665	3,177,965	24,633	53,800	4,507,365	42,045	1,302,596	58,838	10,713,907
Additions	-	36,109	-	64,416	10,574	1,392	-	3,913	116,404
Transfer	-	118,216	-	(118,216)	-	-	-	-	-
Disposals	-	-	-	-	(1,401)	-	(88,652)	(184)	(90,237)
Exchange difference	-	-	(410)	-	107	-	6,913	593	7,203
At December 31, 2023 and January 1, 2024	1,546,665	3,332,290	24,223	-	4,516,645	43,437	1,220,857	63,160	10,747,277
Additions	888,605	123,642	-	8,420	27,566	2,136	2,007	2,383	1,054,759
Transfer	-	8,420	-	(8,420)	-	-	-	-	-
Disposals	-	-	-	-	-	-	(3,201)	(617)	(3,818)
Exchange difference	-	-	(356)	-	(94)	-	(6,420)	(1,120)	(7,990)
At December 31, 2024	2,435,270	3,464,352	23,867	-	4,544,117	45,573	1,213,243	63,806	11,790,228

Accumulated depreciation:
At January 1, 2023	-	(362,745)	(15,177)	-	(1,384,252)	(15,582)	(321,677)	(43,726)	(2,143,159)
Charge for the year	-	(156,404)	(6,206)	-	(450,707)	(5,071)	(237,309)	(7,590)	(863,287)
Eliminated upon disposals	-	-	-	-	756	-	70,608	-	71,364
Exchange difference	-	-	236	-	(2,299)	-	(2,984)	(439)	(5,486)
At December 31, 2023 and January 1, 2024	-	(519,149)	(21,147)	-	(1,836,502)	(20,653)	(491,362)	(51,755)	(2,940,568)
Charge for the year	-	(16,940)	(3,089)	-	(162,400)	(5,268)	(220,604)	(5,721)	(414,022)
Eliminated upon disposals	-	-	-	-	-	-	2,347	617	2,964
Exchange difference	-	-	369	-	(39)	-	4,509	1,059	5,898
At December 31, 2024	-	(536,089)	(23,867)	-	(1,998,941)	(25,921)	(705,110)	(55,800)	(3,345,728)

Accumulated impairment:
At January 1, 2023	-	-	-	-	-	-	-	-	-
Charge for the year	-	(2,575,694)	-	-	(1,668,994)	-	-	-	(4,244,688)
At December 31, 2023 and January 1, 2024	-	(2,575,694)	-	-	(1,668,994)	-	-	-	(4,244,688)
Charge for the year	-	(202,663)	-	-	(407,965)	(4,306)	(176,313)	(3,739)	(794,986)
At December 31, 2024	-	(2,778,357)	-	-	(2,076,959)	(4,306)	(176,313)	(3,739)	(5,038,674)

Net book value:
At December 31, 2023	1,546,665	237,447	3,076	-	1,011,149	22,784	729,495	11,405	3,562,021
At December 31, 2024	2,435,270	149,906	-	-	468,217	15,346	331,820	4,267	3,404,826